UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:                                                          Schedule of Investments

Credit Suisse Large Cap Blend Fund
Schedule of Investments
September 30, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.3%)
Aerospace & Defense (3.9%)
Boeing Co.	6,300	$661,437
L-3 Communications Holdings, Inc.	3,600	367,704
Lockheed Martin Corp.	3,300	358,017
Northrop Grumman Corp.	3,700	288,600
Raytheon Co.§	6,700	427,594
Rockwell Collins, Inc.	1,000	73,041
United Technologies Corp.	400	32,192
		2,208,585
Air Freight & Couriers (1.0%)
FedEx Corp.	3,900	408,525
Ryder System, Inc.§	2,500	122,500
United Parcel Service, Inc. Class B	300	22,530
		553,555
Automobiles (0.1%)
Hertz Global Holdings, Inc.*§	2,400	54,528

Banks (3.9%)
Bank of America Corp.	16,701	839,559
Northern Trust Corp.§	5,800	384,366
Wachovia Corp.	2,200	110,330
Washington Mutual, Inc.§	3,900	137,709
Wells Fargo & Co.	20,900	744,458
		2,216,422
Beverages (2.5%)
Coca-Cola Co.	3,000	172,410
Molson Coors Brewing Co. Class B§	3,600	358,812
Pepsi Bottling Group, Inc.	9,100	338,247
PepsiCo, Inc.	7,300	534,798
		1,404,267
Biotechnology (0.3%)
Amgen, Inc.*	2,600	147,082

Chemicals (0.6%)
Dow Chemical Co.	8,100	348,786

Commercial Services & Supplies (0.4%)
Kelly Services, Inc. Class A	2,300	45,563
Steelcase, Inc. Class A§	10,200	183,396
		228,959
Commingled Fund (1.0%)
SPDR Trust Series 1	3,700	564,546

Communications Equipment (2.6%)
Cisco Systems, Inc.*	32,400	1,072,764
Harris Corp.	1,100	63,569
QUALCOMM, Inc.	7,900	333,854
		1,470,187
Computers & Peripherals (4.5%)
Apple Computer, Inc.*	1,500	230,310
Dell, Inc.*	20,600	568,560
Hewlett-Packard Co.	16,900	841,451
International Business Machines Corp.§	3,200	376,960
Network Appliance, Inc.*§	12,100	325,611
Western Digital Corp.*	7,100	179,772
		2,522,664

	Number of Shares	Value

COMMON STOCKS
Diversified Financials (8.2%)
American Express Co.	900	$53,433
Charles Schwab Corp.	4,000	86,400
Citigroup, Inc.	20,200	942,734
Eaton Vance Corp.	6,800	271,728
First Marblehead Corp.§	2,500	94,825
Franklin Resources, Inc.	700	89,250
Goldman Sachs Group, Inc.	2,100	455,154
JPMorgan Chase & Co.	20,800	953,056
Merrill Lynch & Company, Inc.	7,600	541,728
Morgan Stanley	9,100	573,300
State Street Corp.	5,600	381,696
Western Union Co.	9,900	207,603
		4,650,907
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	21,422	906,365
Verizon Communications, Inc.	19,500	863,460
		1,769,825
Electric Utilities (2.5%)
Constellation Energy Group	2,300	197,317
Edison International	5,700	316,065
FirstEnergy Corp.	5,700	361,038
PG&E Corp.§	8,100	387,180
Public Service Enterprise Group, Inc.	1,600	140,784
		1,402,384
Electrical Equipment (0.6%)
Rockwell Automation, Inc.§	5,000	347,550

Electronic Equipment & Instruments (0.1%)
Waters Corp.*	900	60,228

Energy Equipment & Services (2.7%)
Diamond Offshore Drilling, Inc.§	600	67,974
ENSCO International, Inc.§	5,800	325,380
National-Oilwell Varco, Inc.*	1,800	260,100
Noble Corp.	7,000	343,350
Schlumberger, Ltd.	2,000	210,000
Transocean, Inc.*	2,700	305,235
		1,512,039
Food & Drug Retailing (1.3%)
Kroger Co.	13,400	382,168
Safeway, Inc.	10,600	350,966
		733,134
Food Products (0.7%)
Corn Products International, Inc.	1,400	64,218
General Mills, Inc.	2,800	162,428
Herbalife, Ltd.	1,500	68,190
Kellogg Co.	1,700	95,200
		390,036
Healthcare Equipment & Supplies (1.4%)
Baxter International, Inc.	4,500	253,260
Becton, Dickinson & Co.	4,700	385,635
Medtronic, Inc.	3,000	169,230
		808,125
Healthcare Providers & Services (3.8%)
Aetna, Inc.	7,700	417,879
Coventry Health Care, Inc.*	6,100	379,481
Humana, Inc.*§	5,500	384,340

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
McKesson Corp.	6,500	$382,135
UnitedHealth Group, Inc.	10,900	527,887
WellCare Health Plans, Inc.*	500	52,715
		2,144,437
Household Durables (0.8%)
American Greetings Corp. Class A§	6,100	161,040
Whirlpool Corp.§	3,500	311,850
		472,890
Household Products (2.2%)
Clorox Co.	5,600	341,544
Procter & Gamble Co.	12,800	900,352
		1,241,896
Industrial Conglomerates (4.4%)
3M Co.	4,300	402,394
General Electric Co.	36,300	1,502,820
Honeywell International, Inc.	2,700	160,569
Tyco International, Ltd.	9,000	399,060
		2,464,843
Insurance (7.1%)
ACE, Ltd.	6,700	405,819
Aflac, Inc.	5,200	296,608
Allstate Corp.	1,800	102,942
American International Group, Inc.	11,200	757,680
Assurant, Inc.	6,500	347,750
Endurance Specialty Holdings, Ltd.§	7,800	324,090
Lincoln National Corp.	900	59,373
Loews Corp.	7,200	348,120
MetLife, Inc.	1,700	118,541
Prudential Financial, Inc.	5,100	497,658
RenaissanceRe Holdings, Ltd.	2,000	130,820
Torchmark Corp.	3,600	224,352
XL Capital, Ltd. Class A	4,700	372,240
		3,985,993
Internet & Catalog Retail (0.1%)
NutriSystem, Inc.*§	1,600	75,024

Internet Software & Services (0.8%)
eBay, Inc.*	3,000	117,060
Google, Inc. Class A*	600	340,362
		457,422
IT Consulting & Services (1.8%)
Accenture, Ltd. Class A	7,400	297,850
Automatic Data Processing, Inc.	2,900	133,197
Computer Sciences Corp.*§	5,900	329,810
Electronic Data Systems Corp.	11,100	242,424
		1,003,281
Leisure Equipment & Products (0.9%)
Hasbro, Inc.§	11,000	306,680
Mattel, Inc.	9,200	215,832
		522,512
Machinery (1.7%)
Caterpillar, Inc.	2,900	227,447
Cummins, Inc.	2,400	306,936
Eaton Corp.	3,800	376,352

	Number of Shares	Value

COMMON STOCKS
Machinery
Parker Hannifin Corp.§	500	$55,915
		966,650
Media (2.4%)
Comcast Corp. Class A*§	1,600	38,688
DIRECTV Group, Inc.*§	11,400	276,792
News Corp. Class A	10,400	228,696
Regal Entertainment Group Class A§	11,100	243,645
Walt Disney Co.	16,600	570,874
		1,358,695
Metals & Mining (0.7%)
Freeport-McMoRan Copper & Gold, Inc.§	2,976	312,152
Nucor Corp.§	1,800	107,046
		419,198
Multiline Retail (1.1%)
Big Lots, Inc.*§	2,600	77,584
Kohl’s Corp.*	5,600	321,048
Wal-Mart Stores, Inc.	4,600	200,790
		599,422
Oil & Gas (10.3%)
Apache Corp.	2,100	189,126
Chevron Corp.	12,400	1,160,392
ConocoPhillips	6,700	588,059
Devon Energy Corp.	1,600	133,120
Exxon Mobil Corp.	27,200	2,517,632
Marathon Oil Corp.	6,700	382,034
Murphy Oil Corp.	1,600	111,824
Occidental Petroleum Corp.	3,500	224,280
Plains Exploration & Production Co.*§	1,400	61,908
Valero Energy Corp.	6,200	416,516
		5,784,891
Paper & Forest Products (0.1%)
International Paper Co.	700	25,109

Pharmaceuticals (7.3%)
Abbott Laboratories	1,000	53,620
Bristol-Myers Squibb Co.	19,000	547,580
Forest Laboratories, Inc.*	4,900	182,721
Johnson & Johnson	16,700	1,097,190
Merck & Company, Inc.	7,800	403,182
Pfizer, Inc.	41,300	1,008,959
Schering-Plough Corp.	16,000	506,080
Watson Pharmaceuticals, Inc.*§	9,200	298,080
		4,097,412
Real Estate (0.4%)
CB Richard Ellis Group, Inc. Class A*§	1,800	50,112
Jones Lang LaSalle, Inc.§	1,800	184,968
		235,080
Road & Rail (0.7%)
Union Pacific Corp.	3,700	418,322

Semiconductor Equipment & Products (3.8%)
Applied Materials, Inc.	11,000	227,700
Intel Corp.	35,600	920,616
Linear Technology Corp.§	2,900	101,471
MEMC Electronic Materials, Inc.*	2,600	153,036
Teradyne, Inc.*	14,700	202,860

	Number of Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products
Texas Instruments, Inc.	14,300	$523,237
		2,128,920
Software (3.3%)
Autodesk, Inc.*§	5,500	274,835
Intuit, Inc.*	4,100	124,230
Microsoft Corp.	44,200	1,302,132
Oracle Corp.*	4,700	101,755
Symantec Corp.*	3,900	75,582
		1,878,534
Specialty Retail (1.7%)
Best Buy Company, Inc.§	7,900	363,558
RadioShack Corp.§	1,900	39,254
Sherwin-Williams Co.§	4,800	315,408
TJX Companies, Inc.	8,100	235,467
		953,687
Textiles & Apparel (0.9%)
Coach, Inc.*	2,700	127,629
Nike, Inc. Class B	6,900	404,754
		532,383
Tobacco (1.6%)
Altria Group, Inc.	4,400	305,932
Loews Corp. Carolina Group	3,900	320,697
UST, Inc.§	5,300	262,880
		889,509
TOTAL COMMON STOCKS (Cost $48,227,361)		56,049,919

SHORT-TERM INVESTMENTS (11.7%)
State Street Navigator Prime Portfolio§§	6,253,677	6,253,677

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 10/01/07	$355	355,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,608,677)		6,608,677

TOTAL INVESTMENTS AT VALUE (111.0%) (Cost $54,836,038)		62,658,596

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.0%)		(6,218,646)

NET ASSETS (100.0%)		$56,439,950

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $54,836,038, $8,598,544, $(775,986) and $7,822,558, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007